UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Constance Dye Shannon

UMB Fund Services, Inc.

235 W. Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: August 31

Date of reporting period: May 31, 2019

Item 1. Schedule of Investments.

KL Allocation Fund

SCHEDULE OF INVESTMENTS

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 37.3%
	COMMUNICATION SERVICES — 2.0%
19,375	Adevinta A.S.A. - Class A*	$215,984
18,080	Elisa OYJ	806,338
19,375	Schibsted A.S.A. - Class A	510,392
54,275	Tele2 A.B. - B Shares	749,436
22,300	Toho Co., Ltd.	955,745
		3,237,895
	CONSUMER DISCRETIONARY — 1.0%
18,500	Bandai Namco Holdings, Inc.	905,742
8,159	NIKE, Inc. - Class B	629,385
		1,535,127
	CONSUMER STAPLES — 10.9%
14,920	Carlsberg A/S - Class B	1,960,268
192,900	Dairy Farm International Holdings Ltd.[1]	1,472,521
86,265	Davide Campari-Milano S.p.A.	842,363
42,838	Diageo PLC	1,801,790
17,300	Ito En Ltd.	816,846
12,445	L'Oreal S.A.	3,338,876
33,985	Mowi A.S.A.	788,638
38,100	Nisshin Seifun Group, Inc.	884,768
4,635	Pernod Ricard S.A.	817,219
19,502	Unicharm Corp.	581,754
66,236	Unilever PLC	4,040,689
		17,345,732
	ENERGY — 2.9%
28,042	Chevron Corp.	3,192,582
302,658	Oil Search Ltd.	1,472,056
		4,664,638
	HEALTH CARE — 7.0%
10,986	Abbott Laboratories	836,364
10,415	AstraZeneca PLC	767,489
3,236	Becton, Dickinson and Co.	755,412
26,100	Chugai Pharmaceutical Co., Ltd.	1,734,193
7,377	Danaher Corp.	973,838
12,900	Hoya Corp.	892,924
1,562	Intuitive Surgical, Inc.*	726,096
14,300	Shionogi & Co., Ltd.	779,713
44,005	Smith & Nephew PLC	924,472
4,345	Sonova Holding A.G.	967,437
7,646	STERIS PLC[1]	1,022,117

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	HEALTH CARE (Continued)
4,542	Stryker Corp.	$832,276
		11,212,331
	INDUSTRIALS — 5.4%
3,802	3M Co.	607,369
10,821	AMETEK, Inc.	886,132
22,000	ANA Holdings, Inc.	735,554
86,737	CAE, Inc.	2,212,063
10,000	Secom Co., Ltd.	853,405
4,800	SMC Corp.	1,564,577
94,388	Smiths Group PLC	1,714,938
		8,574,038
	INFORMATION TECHNOLOGY — 5.4%
25,200	Advantest Corp.	584,868
49,016	Cisco Systems, Inc.	2,550,303
11,310	Dassault Systemes	1,678,187
18,600	FUJIFILM Holdings Corp.	886,288
48,969	Intel Corp.	2,156,595
17,058	Trimble, Inc.*	680,614
		8,536,855
	MATERIALS — 2.7%
26,201	Croda International PLC	1,676,645
330	Givaudan S.A.	872,453
16,395	Koninklijke DSM N.V.	1,839,326
		4,388,424
	TOTAL COMMON STOCKS
	(Cost $57,341,335)	59,495,040

Principal Amount
	U.S. TREASURY SECURITIES — 44.2%
	United States Treasury Bond
$6,500,000	2.75%, 11/15/2042	6,740,955
6,300,000	2.87%, 8/15/2045	6,667,662
7,150,000	2.25%, 8/15/2046	6,686,087
6,200,000	3.00%, 5/15/2047	6,722,883
	United States Treasury Inflation Indexed Bonds
6,504,941	0.13%, 7/15/2026	6,420,454
6,233,739	0.50%, 1/15/2028	6,295,870
10,175,667	0.63%, 2/15/2043	9,916,544

KL Allocation Fund

SCHEDULE OF INVESTMENTS - Continued

As of May 31, 2019 (Unaudited)

Principal Amount		Value
	U.S. TREASURY SECURITIES (Continued)
	United States Treasury Note
$5,400,000	1.63%, 2/15/2026	$5,265,950
5,400,000	1.63%, 5/15/2026	5,258,358
4,900,000	2.87%, 5/15/2028	5,200,414
5,000,000	2.62%, 2/15/2029	5,210,740
	TOTAL U.S. TREASURY SECURITIES
	(Cost $67,354,657)	70,385,917

Number of Shares
	SHORT-TERM INVESTMENTS — 18.4%
29,383,604	Fidelity Institutional Government Portfolio - Class I, 2.24%[2]	29,383,604
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $29,383,604)	29,383,604

	TOTAL INVESTMENTS — 99.9%
	(Cost $154,079,596)	159,264,561

	Other Assets Less Liabilities — 0.1%	219,138
	TOTAL NET ASSETS — 100.0%	$159,483,699

PLC – Public Limited Company

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS

May 31, 2019 (Unaudited)

Note 1 – Organization

KL Allocation Fund (the ‘‘Fund’’) was organized as a diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Prior to May 2, 2017, the Fund was known as Gavekal KL Allocation Fund. The Fund’s primary investment objective is to seek long-term capital appreciation with an emphasis on capital preservation. The Fund commenced investment operations on September 30, 2010, with two classes of shares, Advisor Class and Institutional Class.

The shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Trustees. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights to that distribution plan.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Note 2 – Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Valuation of Investments

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if the last-quoted price is not readily available, the securities will be valued at the last bid or the mean between the last available bid and ask price. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Debt securities are valued by utilizing a price supplied by independent pricing service providers. The independent pricing service providers may use various valuation methodologies including matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions. If a price is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees. The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting. The Valuation Committee meets as needed. The Valuation Committee is comprised of all the Trustees, but action may be taken by any one of the Trustees.

Foreign securities traded in countries outside the U.S. are fair valued by utilizing the quotations of an independent pricing service. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Fund calculates the NAVs. The Board reviews the independent third party fair valuation analysis report quarterly.

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

May 31, 2019 (Unaudited)

(b) Foreign Currency Translation

The Fund’s records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the reporting period. The currencies are translated into U.S. dollars by using the exchange rates quoted at the close of the London Stock Exchange prior to when the Fund’s NAV is next determined. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The Fund does not isolate that portion of its net realized and unrealized gains and losses on investments resulting from changes in foreign exchange rates from the impact arising from changes in market prices. Such fluctuations are included with net realized and unrealized gain or loss from investments and foreign currency.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Note 3 – Federal Income Taxes

At May 31, 2019, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes were as follows:

Cost of investments	$154,187,568

Gross unrealized appreciation	$7,530,915
Gross unrealized depreciation	(2,453,922)

Net unrealized appreciation on investments	$5,076,993

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:

KL Allocation Fund

NOTES TO SCHEDULE OF INVESTMENTS - Continued

May 31, 2019 (Unaudited)

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2019, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2*	Level 3**	Total
Investments
Common Stock
Communication Services	$1,022,322	$2,215,573	$-	$3,237,895
Consumer Discretionary	629,385	905,742	-	1,535,127
Consumer Staples	-	17,345,732	-	17,345,732
Energy	3,192,582	1,472,056	-	4,664,638
Health Care	5,146,103	6,066,228	-	11,212,331
Industrials	3,705,564	4,868,474	-	8,574,038
Information Technology	5,387,512	3,149,343	-	8,536,855
Materials	-	4,388,424	-	4,388,424
U.S. Treasury Securities	-	70,385,917	-	70,385,917
Short-Term Investments	29,383,604	-	-	29,383,604
Total Investments	$48,467,072	$110,797,489	$-	$159,264,561

*	In accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees, the values of certain equity securities listed or traded on foreign security exchanges may be adjusted due to changes in the value of U.S.-traded securities. In this circumstance, $40,411,573 of investment securities were classified as Level 2 instead of Level 1.
**	The Fund did not hold any Level 3 securities at period end.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust

By:	/s/ Maureen Quill
Title:	Maureen Quill, President

Date:	07/30/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Maureen Quill
(Signature and Title)	Maureen Quill, President

Date:	07/30/19

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer

Date:	07/30/19